SHARE CAPITAL AND RESERVES - Schedule of warrants outstanding and exercisable (Details)	12 Months Ended
	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share	Jan. 31, 2018 share
Warrants Outstanding [Line Items]
Number Of Outstanding Warrants	5,694,748	5,154,045	0
Warrants Exercise Price Of 1.50 Expiring February 5, 2021
Warrants Outstanding [Line Items]
Expiry Date	Feb. 05, 2021
Warrants Exercise Price | $ / shares	$ 1.50
Number Of Outstanding Warrants	1,700,000
Warrants Exercise Price Of 1.50 Expiring May 23, 2021
Warrants Outstanding [Line Items]
Expiry Date	May 23, 2021
Warrants Exercise Price | $ / shares	$ 1.50
Number Of Outstanding Warrants	1,200,000
Warrants Exercise Price Of 1.83 Expiring May 29, 2020
Warrants Outstanding [Line Items]
Expiry Date	May 29, 2020
Warrants Exercise Price | $ / shares	$ 1.83
Number Of Outstanding Warrants	2,794,748